Schedule of Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Quantity shares	50,000	0
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total, quantity	280,916
Total, valuation	$ 609
Minimum [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Range of value per share	$ 0.40
Maximum [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Range of value per share	$ 1.60
Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Quantity shares	280,916
Restricted stock forfeited, valuation	$ 609
Directors [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Range of value per share	$ 0.40
Directors [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Range of value per share	$ 1.60